As filed with the Securities and Exchange Commission on July 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.6%
	Internet - Commerce - 14.6%
15,250	Bottomline Technologies, Inc.*	$421,358
32,000	Ctrip.com International Ltd. - ADR*^(a)	996,800
13,000	eBay Inc.*	703,300
18,000	Expedia, Inc.	1,034,280
55,159	Geeknet, Inc.*	800,909
27,906	Shutterfly, Inc.*	1,360,138
		5,316,785
	Internet - Infrastructure - 51.0%
5,000	Apple Computer, Inc.	2,248,400
4,750	athenahealth Inc.*(a)	401,612
24,800	Broadcom Corp. - Class A	890,568
72,600	CEVA, Inc.*	1,217,502
26,000	Cirrus Logic, Inc.*	474,500
36,600	Cisco Systems, Inc.	881,328
79,350	Cypress Semiconductor Corp.*(a)	891,894
67,900	Ellie Mae, Inc.*	1,520,281
84,900	Immersion Corp.*	1,304,064
66,400	InvenSense, Inc.*	855,232
353,079	iPass Inc.*	600,234
48,600	IXIA*	763,992
58,706	LogMeIn, Inc.*(a)	1,494,068
24,000	Red Hat, Inc.*	1,157,520
16,000	Salesforce.com, Inc.*	677,280
18,796	SanDisk Corp.*	1,109,340
231,000	Silicon Image, Inc.*	1,406,790
12,347	Sourcefire Inc.*(a)	690,938
		18,585,543
	Internet - Media - 28.0%
42,000	Facebook, Inc.*	1,022,700
1,800	Google Inc.*	1,566,738
115,084	Jiayuan.com International Ltd. - ADR*^(a)	649,074
31,900	SINA Corp.*^	1,840,630
30,000	Tencent Holdings Ltd. (HK)	1,180,826
11,900	TripAdvisor Inc.*	767,431
67,874	Yahoo! Inc.*	1,785,086
22,400	Yelp! Inc.*	667,744
217,900	Zynga Inc.*(a)	740,860
		10,221,089
	TOTAL COMMON STOCKS (Cost $20,462,808)	34,123,417

	SHORT TERM INVESTMENT - 9.1%
	Money Market Fund - 9.1%
3,314,067	Fidelity Government Portfolio-Class I, 0.01% (b)	3,314,067
	TOTAL SHORT TERM INVESTMENT (Cost $3,314,067)	3,314,067

Principal Amount		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.4%
		Commercial Paper - 0.4%
$637,520		Ottimo Funding LLC, 0.04%, Due 10/25/13(c)	155,995
		TOTAL INVESTMENTS PURCHASED WITH
		CASH PROCEEDS FROM SECURITIES LENDING (Cost $637,520)	155,995

		TOTAL INVESTMENTS (Cost $24,414,395) - 103.1%	37,593,479
		LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%	(1,139,654)
		TOTAL NET ASSETS - 100.0%	$36,453,825

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	All or portion of shares are on loan.
	(b)	7-day yield.
	(c)	Illiquid security fair valued as delegated by the Jacob Funds' Board of Directors.
	ADR	American Depositary Receipt.
	HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$5,316,785	$-	$-	$5,316,785
Internet - Infrastructure	18,585,543	-	-	18,585,543
Internet - Media	9,040,263	1,180,826	-	10,221,089
Total Common Stock	32,942,591	1,180,826	-	34,123,417

Short Term Investment
Money Market Fund	3,314,067	-	-	3,314,067

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	155,995	155,995

Total Investments in Securities	$36,256,658	$1,180,826	$155,995	$37,593,479

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2012	$137,176
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	38,877
Purchases	-
Sales	(20,058)
Transfers in and/or out of Level 3 *	-
Balance as of May 31, 2013	$155,995

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at May 31, 2013	Valuation Techniques	Unobservable Inputs
Ottimo Funding LLC	$ 155,995	Market quotations.	Average price received from three prominent pricing services.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Arts, Entertainment, and Recreation - 7.9%
5,800	Bally Technologies, Inc.*	$330,310
100,000	DHX Media Ltd.*^	274,898
13,000	Multimedia Games Holding Co. Inc.*	332,670
92,300	Zynga Inc.*	313,820
		1,251,698
	Biotech & Pharmaceuticals - 9.8%
18,089	Achillion Pharmaceuticals Inc.*	150,862
83,350	Amarin Corp. PLC - ADR*^	582,617
9,000	Celldex Therapeutics, Inc.*	115,110
18,000	Coronado Biosciences, Inc.*	177,840
45,650	Curis, Inc.*	171,187
27,700	Synta Pharmaceuticals Corp.*	204,426
20,000	Trius Therapeutics, Inc.*	153,400
		1,555,442
	Energy-Exploration & Production - 8.9%
15,500	Carrizo Oil & Gas, Inc.*	397,730
17,000	Oasis Petroleum Inc.*	631,720
71,500	Triangle Petroleum Corp.*	386,100
		1,415,550
	Energy-Infrastructure & Services - 1.8%
3,000	Chart Industries, Inc.*	291,840

	Financial - 3.3%
32,050	HomeTrust Bancshares, Inc.*	520,813

	Health Care Providers & Services - 3.3%
10,000	Capital Senior Living Corp.*	262,500
10,000	Emeritus Corp.*	254,200
		516,700
	Industrial - 8.7%
11,240	ADA-ES, Inc.*	419,814
12,000	MasTec, Inc.*	381,600
13,000	Mistras Group, Inc.*	277,940
18,200	XPO Logistics, Inc.*	302,666
		1,382,020
	Medical Devices - 6.6%
5,500	Align Technology, Inc.*	196,625
16,105	Derma Sciences, Inc.*	214,841
15,000	DexCom, Inc.*	312,450
14,500	Endologix, Inc.*	194,880
14,035	STAAR Surgical Co.*	124,911
		1,043,707
	Retail & Restaurants - 3.4%
8,200	The Finish Line, Inc.	172,692

3,355		Steven Madden, Ltd.*	162,717
12,700		Tilly's Inc. - Class A*	209,804
			545,213
		Technology-Hardware - 15.6%
18,600		Cardtronics, Inc.*	530,658
30,303		CEVA, Inc.*	508,181
17,500		Cirrus Logic, Inc.*	319,375
34,700		Cypress Semiconductor Corp.*	390,028
29,800		InvenSense, Inc.*	383,824
21,200		IXIA*	333,264
			2,465,330
		Technology-Software & Services - 25.5%
4,900		Bottomline Technologies, Inc.*	135,387
29,600		Ellie Mae, Inc.*	662,744
5,000		Liberty Ventures*	407,850
25,700		LogMeIn, Inc.*	654,065
12,433		Shutterfly, Inc.*	605,984
14,000		SINA Corp.*^	807,800
5,500		Sourcefire Inc.*	307,780
3,048		SPS Commerce, Inc.*	164,501
9,800		Yelp! Inc.*	292,138
			4,038,249
		TOTAL COMMON STOCKS (Cost $12,415,102)	15,026,562

		SHORT TERM INVESTMENT - 4.9%
		Money Market Fund - 4.9%
786,397		Fidelity Government Portfolio-Class I, 0.01% (a)	786,397
		TOTAL SHORT TERM INVESTMENT (Cost $786,397)	786,397

		TOTAL INVESTMENTS (Cost $13,201,499) - 99.7%	15,812,959
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	42,594
		TOTAL NET ASSETS - 100.0%	$15,855,553

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.
	PLC	Public Limited Company.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$1,251,698	$-	$-	$1,251,698
Biotech & Pharmaceuticals	1,555,442	-	-	1,555,442
Energy-Exploration & Production	1,415,550	-	-	1,415,550
Energy-Infrastructure & Services	291,840	-	-	291,840
Financial	520,813	-	-	520,813
Health Care Providers & Services	516,700	-	-	516,700
Industrial	1,382,020	-	-	1,382,020
Medical Devices	1,043,707	-	-	1,043,707
Retail & Restaurants	545,213	-	-	545,213
Technology - Hardware	2,465,330	-	-	2,465,330
Technology - Software & Services	4,038,249	-	-	4,038,249
Total Common Stock	15,026,562	-	-	15,026,562

Short Term Investment
Money Market Fund	786,397	-	-	786,397

Total Investments in Securities	$15,812,959	$-	$-	$15,812,959

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Arts, Entertainment, and Recreation - 6.4%
166,100	DHX Media Ltd.*^	$456,605
18,000	Multimedia Games Holding Co. Inc.*	460,620
		917,225
	Biotech & Pharmaceuticals - 14.7%
35,300	Achillion Pharmaceuticals Inc.*	294,402
23,000	Celldex Therapeutics, Inc.*	294,170
32,000	Coronado Biosciences, Inc.*	316,160
75,614	Curis, Inc.*	283,552
216,700	NovaBay Pharmaceuticals, Inc.*	286,044
48,199	Synta Pharmaceuticals Corp.*	355,709
36,300	Trius Therapeutics, Inc.*	278,421
		2,108,458
	Energy-Exploration & Production - 3.6%
95,176	Triangle Petroleum Corp.*	513,950

	Financial - 3.6%
32,050	HomeTrust Bancshares, Inc.*	520,812

	Food & Beverages - 2.3%
66,603	Reed's, Inc.*	323,025

	Health Care Providers & Services - 3.2%
17,200	Capital Senior Living Corp.*	451,500

	Industrial - 16.2%
15,240	ADA-ES, Inc.*	569,214
24,478	CECO Environmental Corp.	295,450
77,000	Energy Recovery, Inc.*	318,010
24,000	Mistras Group, Inc.*	513,120
17,201	MYR Group Inc.*	348,148
16,800	XPO Logistics, Inc.*	279,384
		2,323,326
	Medical Devices - 13.3%
29,522	Derma Sciences, Inc.*	393,823
19,900	Endologix, Inc.*	267,456
56,000	iCAD, Inc.*	335,440
23,600	STAAR Surgical Co.*	210,040
65,600	TearLab Corp.*	690,112
		1,896,871
	Retail & Restaurants - 4.4%
10,000	Natural Grocers by Vitamin Cottage, Inc.*	283,500
21,300	Tilly's Inc. - Class A*	351,876
		635,376

		Technology-Hardware - 7.4%
29,239		CEVA, Inc.*	490,338
94,119		Silicon Image, Inc.*	573,185
			1,063,523
		Technology-Software & Services - 20.1%
6,100		Bottomline Technologies, Inc.*	168,543
26,650		Ellie Mae, Inc.*	596,694
34,997		Immersion Corp.*	537,554
212,181		iPass Inc.*	360,708
48,432		Jiayuan.com International Ltd. - ADR^	273,156
23,164		LogMeIn, Inc.*	589,524
6,527		SPS Commerce, Inc.*	352,262
			2,878,441
		TOTAL COMMON STOCKS (Cost $10,914,358)	13,632,507

		SHORT TERM INVESTMENT - 4.0%
		Money Market Fund - 4.0%
565,238		Fidelity Government Portfolio-Class I, 0.01% (a)	565,238
		TOTAL SHORT TERM INVESTMENT (Cost $565,238)	565,238

		TOTAL INVESTMENTS (Cost $11,479,596) - 99.2%	14,197,745
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	112,172
		TOTAL NET ASSETS - 100.0%	$14,309,917

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$917,225	$-	$-	$917,225
Biotech & Pharmaceuticals	2,108,458	-	-	2,108,458
Energy - Exploration & Production	513,950	-	-	513,950
Financial	520,812	-	-	520,812
Food & Beverages	323,025	-	-	323,025
Health Care Providers & Services	451,500	-	-	451,500
Industrial	2,323,326	-	-	2,323,326
Medical Devices	1,896,871	-	-	1,896,871
Retail & Restaurants	635,376	-	-	635,376
Technology - Hardware	1,063,523	-	-	1,063,523
Technology - Software & Services	2,878,441	-	-	2,878,441
Total Common Stock	13,632,507	-	-	13,632,507

Short Term Investment
Money Market Fund	565,238	-	-	565,238

Total Investments in Securities	$14,197,745	$-	$-	$14,197,745

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Air Freight & Logistics - 1.9%
2,400	United Parcel Service, Inc. (UPS) - Class B	$206,160

	Beverages - 7.1%
2,400	Anheuser-Busch InBev NV - ADR^	220,608
6,000	The Coca-Cola Co.	239,940
2,700	Diageo plc - ADR^	319,302
		779,850
	Commercial Banks - 2.5%
12,000	Banco Latinoamericano de Comercio Exterior SA^	275,160

	Commercial Services & Supplies - 6.4%
600	AutoZone, Inc.*	245,298
1,500	The Sherwin-Williams Co.	282,795
3,000	Verisk Analytics, Inc. - Class A*	176,460
		704,553
	Consumer Finance - 8.1%
3,900	American Express Co.	295,269
500	MasterCard, Inc. - Class A	285,125
1,800	Visa Inc. - Class A	320,652
		901,046
	Consumer Non-Cyclical - 4.5%
5,400	Lorillard, Inc.	229,176
3,000	Philip Morris International Inc.	272,730
		501,906
	Diversifed Manufacturing - 2.1%
3,000	Dover Corp.	234,750

	Food & Staples Retailing - 4.7%
2,000	Costco Wholesale Corp.	219,340
4,000	Wal-Mart Stores, Inc.	299,360
		518,700
	Food Products - 5.9%
5,000	Campbell Soup Co.	214,050
3,000	Mead Johnson Nutrition Co.	243,210
4,800	Unilever NV - NY Shares - ADR^	195,744
		653,004
	Health Care Equipment & Supplies - 5.6%
2,500	Becton Dickinson & Co.	246,550
3,600	C.R. Bard, Inc.	371,124
		617,674
	Hotels, Restaurants & Leisure - 2.1%
2,400	McDonald's Corp.	231,768

	Insurance - 4.7%
2	Berkshire Hathaway Inc. - Class A*	342,600
2,000	The Chubb Corp.	174,200
		516,800

		Machinery - 6.7%
2,400		Cummins Inc.	287,112
4,800		The Toro Co.	228,768
3,000		WABCO Holdings Inc.*	226,260
			742,140
		Oil, Gas & Consumable Fuels - 7.1%
3,000		Exxon Mobil Corp.	271,410
7,500		Southwestern Energy Co.*	282,675
12,000		WPX Energy Inc. *	231,120
			785,205
		Pharmaceuticals - 2.0%
4,200		Sanofi-Aventis - ADR^	222,978

		Real Estate Investment Trusts (REITs) - 13.8%
7,500		American Capital Agency Corp.	193,500
18,000		Annaly Capital Management Inc.	244,440
45,000		Anworth Mortgage Asset Corp.	253,350
15,000		Capstead Mortgage Corp.	184,200
18,000		CYS Investments, Inc.	185,040
8,000		Hatteras Financial Corp.	206,560
30,000		MFA Financial, Inc.	263,400
			1,530,490
		Technology Hardware & Software - 5.3%
1,300		Apple Computer, Inc.	584,584

		Textiles, Apparel & Luxury Goods - 8.6%
6,000		Coach, Inc.	349,560
6,000		Kohl's Corp.	308,460
4,800		Nike, Inc. - Class B	295,968
			953,988
		TOTAL COMMON STOCKS (Cost $8,173,876)	10,960,756

		SHORT TERM INVESTMENT - 1.4%
		Money Market Fund - 1.4%
153,543		Fidelity Government Portfolio-Class I, 0.01% (a)	153,543
		TOTAL SHORT TERM INVESTMENT (Cost $153,543)	153,543

		TOTAL INVESTMENTS (Cost $8,327,419) - 100.5%	11,114,299
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(56,865)
		TOTAL NET ASSETS - 100.0%	$11,057,434

	*	Non Income Producing.
	^	Foreign security valued in local currency, converted to U.S. Dollar daily.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded
(except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs")
used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$206,160	$-	$-	$206,160
Beverages	779,850	-	-	779,850
Commercial Banks	275,160	-	-	275,160
Commercial Services & Supplies	704,553	-	-	704,553
Consumer Finance	901,046	-	-	901,046
Consumer Non-Cyclical	501,906	-	-	501,906
Diversified Manufacturing	234,750	-	-	234,750
Food & Staples Retailing	518,700	-	-	518,700
Food Products	653,004	-	-	653,004
Health Care Equipment & Supplies	617,674	-	-	617,674
Hotels, Restaurants & Leisure	231,768	-	-	231,768
Insurance	516,800	-	-	516,800
Machinery	742,140	-	-	742,140
Oil, Gas & Consumable Fuels	785,205	-	-	785,205
Pharmaceuticals	222,978	-	-	222,978
Real Estate Investment Trusts (REITs)	1,530,490	-	-	1,530,490
Technology Hardware & Software	584,584	-	-	584,584
Textiles, Apparel & Luxury Goods	953,988	-	-	953,988
Total Common Stock	10,960,756	-	-	10,960,756

Short Term Investment
Money Market Fund	153,543	-	-	153,543

Total Investments in Securities	$11,114,299	$-	$-	$11,114,299

*There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$ 24,414,395
Gross unrealized appreciation	14,657,866
Gross unrealized depreciation	(1,478,782)
Net unrealized appreciation	$ 13,179,084

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$ 13,201,499
Gross unrealized appreciation	3,236,859
Gross unrealized depreciation	(625,399)
Net unrealized appreciation	$ 2,611,460

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$ 11,479,596
Gross unrealized appreciation	3,177,581
Gross unrealized depreciation	(459,432)
Net unrealized appreciation	$ 2,718,149

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$ 8,327,419
Gross unrealized appreciation	3,081,188
Gross unrealized depreciation	(294,308)
Net unrealized appreciation	$ 2,786,880

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date   7/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   7/22/2013

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date   7/23/2013